1933 Act/Rule 497(c)

February 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust
File Nos. 033-65137 and 811-07455

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectuses that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on January 26, 2015 and effective on January 28, 2015

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr